(Loss) Per Share	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
(LOSS) PER SHARE

NOTE 14 – (LOSS) PER SHARE

The following table sets forth the computation of basic and diluted earnings per common share for the three months and six months ended June 30, 2022 and 2021, respectively:

	For the three months ended June 30,		For the six months ended June 30,
	2022	2021	2022	2021

Numerator - basic and diluted
Net (Loss)	$(6,460,841)	$(4,975,635)	(10,441,365)	9,057,384

Denominator
Weighted average number of common shares outstanding - basic and diluted	32,620,160	18,577,937	29,511,254	17,090,133
(Loss) per common share - basic and diluted	$(0.1981)	$(0.2678)	(0.3538)	0.5300

NOTE 16 – (LOSS) PER SHARE

The following table sets forth the computation of basic and diluted earnings per common share for the twelve months ended December 31, 2021 and 2020, respectively:

	For the three months ended December 31,		For the twelve months ended December 31,
	2021	2020	2021	2020
Numerator - basic and diluted
Net (Loss)	$(5,295,993)	$(7,142,483)	$(20,126,787)	$(14,509,669)

Denominator
Weighted average number of common shares outstanding - basic and diluted	26,307,321	14,093,979	21,187,556	12,678,904
(Loss) per common share - basic and diluted	$(0.2013)	$(0.5068)	$(0.9499)	$(1.1444)

The weighted average number of shares of common stock has been retroactively restated to reflect the 1 for 13 reverse stock-split on February 25, 2020.